COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments And Contingencies Details Narrative
Non-cancelable operating lease term	45
Monthly Base rent of leases	$ 5,443	$ 5,443
Share of monthly operating expenses	3,500	3,500
Rental Expense	84,114	77,570
Future minimum lease payments	$ 84,168